Income taxes - Maturities of deficit carried forward and others (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	$ 13,477	$ 13,151
Tax credit	11,859	11,597
Operating loss with no expiration	7,825	2,006
FY2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	83	81
Tax credit	0	0
FY2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	440	430
Tax credit	0	0
FY2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	958	935
Tax credit	499	296
FY2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	2,868	2,800
Tax credit	3,008	3,112
FY2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	2,487	2,427
FY2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	2,796	2,730
FY2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	2,715	2,696
FY2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	345	336
FY2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	0	0
FY2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	5,776	5,638
Tax credit	9	0
FY2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	3,294	3,215
Tax credit	0	0
FY2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	29	29
Tax credit	0	0
FY2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	14	13
Tax credit	0	0
FY2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	10	10
Tax credit	$ 0	$ 0